Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and equipment, net
Total property and equipment	$ 5,849,111		¥ 28,773,383		¥ 40,215,565
Accumulated depreciation	(2,472,659)		(7,768,451)		(17,000,768)
Property and equipment, net	3,376,452		21,004,932		23,214,797
Depreciation	1,344,659	¥ 9,245,203	4,687,503	¥ 2,462,035
Gains from the disposal of property and equipment	10	¥ 66	103	¥ 1,410
Computer and transmission equipment
Property and equipment, net
Total property and equipment	2,257,714		10,191,732		15,522,913
Furniture and office equipment
Property and equipment, net
Total property and equipment	532,186		3,324,181		3,659,047
Leasehold improvements
Property and equipment, net
Total property and equipment	2,940,514		14,441,367		20,217,502
Motor vehicles
Property and equipment, net
Total property and equipment	$ 118,697		¥ 816,103		¥ 816,103